SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [Abstract]
SHAREHOLDERS' EQUITY
NOTE 17: -	SHAREHOLDERS' EQUITY

a.	Share capital:

	December 31,
	2025		2024
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
	Number of shares
Ordinary shares of NIS 0.2 par value each	30,000,000	8,718,193	15,000,000	6,514,589

b.
In its annual general meeting of the shareholders which was held on August 18, 2025 it was resolved to approve an amendment to the Company’s amended and restated articles of association, to increase the registered share capital of the Company by NIS 3,000,000 such that the total registered share capital of the Company will be NIS 6,000,000 divided into 30,000,000 ordinary shares of NIS 0.2 par value per share.

c.	Changes in share capital:

Share capital issued and outstanding:

	Number of shares	NIS par value
Outstanding on January 1, 2024	5,079,313	1,015,863

Issuance of ordinary shares	275,320	55,064
Exercise of options and vesting of restricted share units (“RSUs”)	13,648	2,730
Exercise of pre-funded warrants	1,146,308	229,262

Outstanding on December 31, 2024	6,514,589	1,302,918
Issuance of ordinary shares	1,913,650	382,730

Exercise of options and vesting of RSUs	8,954	1,791

Exercise of pre-funded warrants	281,000	56,200

Outstanding on December 31, 2025	8,718,193	1,743,639

On July 23, 2024 Evogene announced a reverse share split of its issued and outstanding ordinary shares, at a ratio of 1-for-10, which was implemented after market close on July 24, 2024. Evogene’s ordinary shares began trading on the Nasdaq Capital Market on a post-reverse split basis at the market open on July 25, 2024, and on the Tel Aviv Stock Exchange at the market open on July 28, 2024. The reverse share split was approved by Evogene’s shareholders at the Company’s Annual Meeting of Shareholders held on June 13, 2024, to be effected at the board of directors’ discretion within approved parameters. In addition, proportionate adjustments were made to the number of shares issuable upon the exercise of all outstanding options entitling the holders to purchase ordinary shares (with a reciprocal increase in the per share exercise price) and to the number of ordinary shares underlying outstanding RSUs. As part of the reverse share split, all fractional shares were rounded to the nearest whole ordinary share, such that only shareholders holding fractional consolidated shares of more than half of the number of shares which consolidation constitutes one whole share, were entitled  to receive one consolidated share. As a result of the abovementioned mechanism the Company recorded an adjustment of approximately 21,000 ordinary shares to the amount of issued and outstanding shares to all previous periods presented and that have been adjusted to reflect this reverse split.

All shares, per share amounts, and weighted average selling prices for periods prior to the reverse share split have been retroactively adjusted to reflect the reverse share split.

d.	Issuance of ordinary shares:

1.
In January 2021, the Company entered into a Controlled Equity Offering Sales Agreement, pursuant to which the Company issued 380,359 ordinary shares during January and February 2021, in an at-the-market (“ATM”) offering, with a weighted average selling price of $73.61 per share, resulting in gross proceeds of approximately $28,000.

On February 19, 2021, the Company entered into a new Controlled Equity Offering Sales Agreement, having an aggregate offering price of up to $50,000 (subsequently reduced to approximately $19,500), pursuant to which the Company issued 72,683 ordinary shares from April through September 2021, in an ATM offering, with a weighted average selling price of $36.35 per share, resulting in gross proceeds of approximately $$2,642. During December 2022, 2,851 ordinary shares were issued through the ATM offering, with a weighted selling price of $7.68 per share, resulting in gross proceeds of approximately $22. During 2023, 72,022 ordinary shares were issued through the ATM offering, with a weighted selling price of $9.64 per share, resulting in gross proceeds of approximately $695. During January 2024, 320 ordinary shares were issued through the ATM offering, with a selling price of $10.00 per share, resulting in gross proceeds of approximately $3. In March 2024, the Company terminated the ATM offering pursuant to the terms of the Controlled Equity Offering Sales Agreement.

2.
On July 17, 2023, the Company entered into securities purchase agreements with certain institutional investors for the sale of 850,000 ordinary shares in a registered direct offering at a purchase price of $10.00 per ordinary share. The gross proceeds from the offering amounted to approximately $8,500, before deducting placement agent fees and other offering expenses.

3.
On March 1, 2024, the Company filed a shelf registration statement on Form F-3 with the Securities and Exchange Commission under which the Company may offer and sell from time to time in one or more offerings, the Company’s ordinary shares, rights, warrants and units having an aggregate offering price of up to $200,000.

4.
On March 28, 2024, the Company entered a new At-The-Market Issuance Sales Agreement (the “Sales Agreement”), with Lake Street Capital Markets, LLC as selling agent. In accordance with the terms of the Sales Agreement, from time to time the Company may offer and sell its ordinary shares in an ATM offering having an aggregate offering price of up to $7,300. On August 26, 2024 the aggregate offering price was reduced to up to $4,500. During May 2024, the Company issued 10,000 ordinary shares pursuant to the Sales Agreement, with a selling price of $8.50 per share, resulting in gross proceeds of approximately $85. During June 2025, the Company issued 1,913,650 ordinary shares pursuant to the Sales Agreement, with a selling price of $2.31 per share, resulting in gross proceeds of approximately $4,415. As of December 31, 2025, we had sold the full amount available under the Lake Street Sales Agreement, which was terminated on September 4, 2025.

5.
On August 23, 2024, Evogene entered into a definitive securities purchase agreement, or the Securities Purchase Agreement, with an institutional investor (the “Investor”), pursuant to which Evogene agreed to issue and sell to such Investor in a registered direct offering, (i) 265,000 ordinary shares, and (ii) pre-funded warrants, or the Pre-Funded Warrants, to purchase up to 1,427,308 ordinary shares. The Pre-Funded Warrants have an exercise price of $0.0001 per ordinary share, are immediately exercisable and may be exercised at any time until exercised in full. In a concurrent private placement, the Company also agreed to issue unregistered Series A ordinary warrants to purchase up to 1,692,308 ordinary shares, and unregistered Series B ordinary warrants to purchase up to 1,692,308 ordinary shares. Each ordinary share (or ordinary share equivalent in lieu thereof) was sold with one Series A ordinary warrant to purchase one ordinary share and one Series B ordinary warrant to purchase one ordinary share at a combined purchase price of $3.25. The Series A ordinary warrants have an exercise price of $3.55 per share, immediately exercisable upon issuance and will expire five years from issuance. The Series B ordinary warrants have an exercise price of $3.55 per share, were immediately exercisable upon issuance and will expire eighteen months from issuance. The gross proceeds from the offering were approximately $5,500, before deducting placement agent fees and other offering expenses. Pre-funded warrants and warrants were classified as liabilities on the consolidated statements of financial position. They were initially recorded at fair value and subsequently remeasured at each reporting period using the Black - Scholes option pricing model. As of the transaction date, the excess of the initial fair value of pre-funded warrants over the transaction proceeds amounting to approximately $2,684 was recorded as financial expenses. The excess of initial fair value over the transaction proceeds of Series A ordinary warrants and Series B ordinary warrants amounting to approximately $3,510 was deferred and amortized to financial expenses over the term of the warrants. From the date of the transaction until December 31, 2024, the Company recorded amortization of deferred expenses amounting to approximately $471. As of December 31, 2024, the deferred expenses related to the issuance of warrants were presented in the consolidated statements of financial position as both current and long-term assets, in accordance with the terms of the warrants. Additionally, from the transaction date until December 31, 2024 and during 2025 the Company recorded financial income of approximately $6,529 and $1,781, respectively, due to the remeasurement of the warrants to their fair value. See also Note 19f.  From October 1, 2024 to December 31, 2024 a total of 1,146,308 pre-funded warrants were exercised into 1,146,308 ordinary shares of the Company. During 2025, a total of 281,000 warrants were exercised into 281,000 ordinary shares of the Company. See also Note 24 - Subsequent events.

e.	Rights attached to shares:

The Company’s ordinary shares have voting rights at the general meeting, rights to dividends, rights upon liquidation of the Company and the right to nominate directors in the Company.

f.	Rights attached to pre-funded warrants:

Until the pre-funded warrants are exercised into ordinary shares, there are no rights with respect to the ordinary shares underlying such pre-funded warrants. Upon exercise of the pre-funded warrants into ordinary shares, the holder is entitled to exercise the rights attached to shares only as to matters for which the record date occurs after the exercise date.

g.	Capital management in the Company:

The Company's objectives in managing capital are as follows:

To maintain its ability to ensure the continuity of the business, and thus to generate a return to equity holders, investors and other parties. The Company manages its capital structure and makes adjustments following changes in economic conditions and the risk-nature of its operations. In order to maintain or to adjust the necessary capital structure, the Company takes various steps, such as raising funds by capital issues.

h.	Composition of non-controlling interests in the statement of financial position:

	2025	2024

Balance as of January 1,	$16,289	$16,632

Forfeiture of non-controlling interests regarding share-based compensation	(4,742)	(206)

Share-based compensation	(86)	1,432

Exercise of subsidiary options	(62)	-

Income (loss) attributed to non-controlling interests	658	(1,569)

Balance as of December 31,	$12,057	$16,289

i.	Issuance of shares by subsidiary:

1.
During July 2025, 263,472 options were exercised in Lavie Bio Ltd. into its ordinary shares. Upon the exercise of options, the non-controlling interest was issued 2.46% of Lavie Bio Ltd.'s equity. As a result, the Company recorded an increase in non-controlling interest in the amount of approximately $13.

2.
On December 21, 2022, Biomica Ltd. signed a definitive agreement for a $20,000 financing round, led by SHC, out of which $10,000 shall be invested by the Company in Biomica Ltd. preferred shares. As a result, the Company recorded a negative capital reserve and an increase of non-controlling interest in the amounts of $238 and $9,761, respectively. In addition, certain convertible loans in total amount of $10,000 were converted by the Company to Biomica Ltd.’s ordinary shares. As a result, the Company recorded an adjustment to capital reserve and non-controlling interest in the amount of $809. Following the closing of the transaction on April 27, 2023, the Company was diluted to approximately 67% of the share capital of Biomica Ltd., on a fully diluted basis, while SHC is holding approximately 20%, on a fully diluted basis.

3.
On June 27, 2024, 5,000 options were exercised in Casterra Ag Ltd. into its ordinary shares. Upon the exercise of options, the non-controlling interest was issued 0.5% of Casterra Ag Ltd.'s equity. As a result, the Company recorded a decrease in non-controlling interest in the amount of approximately $75.